Revenue - Contract balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract assets	$ 35,027	$ 15,802
Contract liabilities	59	1,411
Long-term contract liabilities	16,114	0
Performance Obligation
Revenue recognized (derecognized)	$ 2,598	$ (1,201)